Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.33%)
COMMUNICATION SERVICES (5.48%)
Entertainment (1.14%)
Activision Blizzard, Inc.	91,000	$7,788,690
Netflix, Inc.(a)	31,763	10,973,481
		18,762,171
Interactive Media & Services (2.91%)
Alphabet, Inc., Class A(a)	135,960	14,103,131
Alphabet, Inc., Class C(a)	325,771	33,880,184
		47,983,315
Media (1.43%)
Charter Communications, Inc., Class A(a)	14,189	5,074,128
Omnicom Group, Inc.	119,330	11,257,592
Trade Desk, Inc., Class A(a)	121,016	7,371,085
		23,702,805
CONSUMER DISCRETIONARY (14.01%)
Automobile Components (1.75%)
Cie Generale des Etablissements Michelin SCA(b)	433,000	6,559,950
Lear Corp.	109,726	15,305,680
Magna International, Inc., Class A(c)	131,995	7,070,972
		28,936,602
Broadline Retail (2.09%)
Amazon.com, Inc.(a)	333,230	34,419,327

Hotels, Restaurants & Leisure (3.04%)
Booking Holdings, Inc.(a)	10,855	28,791,911
Starbucks Corp.	94,092	9,797,800
Yum! Brands, Inc.	87,088	11,502,583
		50,092,294
Household Durables (3.11%)
Lennar Corp., Class A	91,300	9,596,543
Lennar Corp., Class B	2,500	223,275
Mohawk Industries, Inc.(a)	67,297	6,744,505
Newell Brands, Inc.	783,352	9,744,899
Sony Group Corp.(b)	276,755	25,087,841
		51,397,063
Specialty Retail (1.99%)
CarMax, Inc.(a)	146,723	9,431,355
Home Depot, Inc.	30,160	8,900,819
TJX Cos., Inc.	67,379	5,279,818

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2023	7

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	16,842	$9,190,174
		32,802,166
Textiles, Apparel & Luxury Goods (2.03%)
Gildan Activewear, Inc.	322,869	10,716,022
NIKE, Inc., Class B	66,809	8,193,456
PVH Corp.	77,568	6,915,963
Skechers U.S.A., Inc., Class A(a)	160,928	7,647,298
		33,472,739
CONSUMER STAPLES (5.01%)
Beverages (0.90%)
Coca-Cola Co.	135,500	8,405,065
Constellation Brands, Inc., Class A	28,400	6,415,276
		14,820,341
Consumer Staples Distribution & Retail (1.74%)
Costco Wholesale Corp.	22,019	10,940,581
Dollar Tree, Inc.(a)	76,177	10,935,208
SYSCO Corp.	87,800	6,780,794
		28,656,583
Household Products (0.46%)
Procter & Gamble Co.	50,700	7,538,583

Multiline Retail (1.31%)
Dollar General Corp.	102,993	21,675,907

Personal Care Products (0.60%)
Unilever PLC(b)	191,331	9,935,819

ENERGY (2.10%)
Energy Equipment & Services (1.02%)
Halliburton Co.	159,764	5,054,933
NOV, Inc.	316,776	5,863,524
Schlumberger NV	120,475	5,915,322
		16,833,779
Oil, Gas & Consumable Fuels (1.08%)
Coterra Energy, Inc.	326,100	8,002,494
Phillips 66	61,100	6,194,318
Shell PLC(b)	64,587	3,716,336
		17,913,148

See Notes to Schedule of Investments.

8	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
FINANCIALS (20.45%)
Banks (3.88%)
Bank of America Corp.	221,632	$6,338,675
Citigroup, Inc.	311,076	14,586,354
Commerce Bancshares, Inc.	73,710	4,300,978
Cullen/Frost Bankers, Inc.	52,400	5,519,816
JPMorgan Chase & Co.	69,655	9,076,743
Mitsubishi UFJ Financial Group, Inc.(b)(c)	724,500	4,629,555
PNC Financial Services Group, Inc.	48,200	6,126,220
Wells Fargo & Co.	357,023	13,345,520
		63,923,861
Capital Markets (6.03%)
Ameriprise Financial, Inc.	29,500	9,041,750
BlackRock, Inc.	9,656	6,461,023
Blackstone Group LP	75,400	6,623,136
Charles Schwab Corp.	353,921	18,538,382
Goldman Sachs Group, Inc.	16,458	5,383,576
MSCI, Inc.	23,530	13,169,506
Northern Trust Corp.	120,542	10,623,366
S&P Global, Inc.	76,361	26,326,982
UBS Group AG(c)	157,406	3,359,044
		99,526,765
Consumer Finance (1.72%)
American Express Co.	59,143	9,755,638
Capital One Financial Corp.	194,392	18,692,735
		28,448,373
Financial Services (5.36%)
Berkshire Hathaway, Inc., Class B(a)	47,034	14,522,688
Equitable Holdings, Inc.	371,413	9,430,176
FleetCor Technologies, Inc.(a)	38,829	8,187,095
Mastercard, Inc., Class A	33,723	12,255,276
PayPal Holdings, Inc.(a)	64,945	4,931,923
Visa, Inc., Class A	144,229	32,517,870
Voya Financial, Inc.	92,584	6,616,053
		88,461,081
Insurance (3.46%)
American International Group, Inc.	134,095	6,753,024
Aon PLC, Class A	37,642	11,868,146
Arch Capital Group, Ltd.(a)	99,774	6,771,661
Axis Capital Holdings, Ltd.	153,818	8,386,157
Cincinnati Financial Corp.	67,400	7,554,192
MetLife, Inc.	155,057	8,984,003

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2023	9

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	47,528	$6,799,356
		57,116,539
HEALTH CARE (14.16%)
Biotechnology (1.15%)
Amgen, Inc.	36,600	8,848,050
Regeneron Pharmaceuticals, Inc.(a)	12,214	10,035,877
		18,883,927
Health Care Equipment & Supplies (4.44%)
Alcon, Inc.	100,000	7,054,000
Align Technology, Inc.(a)	15,233	5,089,955
Boston Scientific Corp.(a)	169,769	8,493,543
Dexcom, Inc.(a)	76,642	8,904,267
GE HealthCare Technologies, Inc.(a)	40,428	3,316,309
Intuitive Surgical, Inc.(a)	62,790	16,040,961
Koninklijke Philips NV	398,739	7,316,861
Medtronic PLC	112,990	9,109,254
Smith & Nephew PLC(b)(c)	283,558	7,914,104
		73,239,254
Health Care Providers & Services (3.52%)
Cardinal Health, Inc.	52,166	3,938,533
Fresenius Medical Care AG & Co. KGaA(b)	875,097	18,604,562
UnitedHealth Group, Inc.	75,331	35,600,677
		58,143,772
Life Sciences Tools & Services (3.18%)
Danaher Corp.	89,309	22,509,440
IQVIA Holdings, Inc.(a)	94,007	18,697,052
Thermo Fisher Scientific, Inc.	19,493	11,235,181
		52,441,673
Pharmaceuticals (1.87%)
Bristol-Myers Squibb Co.	115,431	8,000,523
Merck & Co., Inc.	81,700	8,692,063
Pfizer, Inc.	76,452	3,119,242
Zoetis, Inc.	66,674	11,097,220
		30,909,048
INDUSTRIALS (7.79%)
Aerospace & Defense (0.41%)
General Dynamics Corp.	29,400	6,709,374

Building Products (1.26%)
Carlisle Cos., Inc.	41,584	9,400,895

See Notes to Schedule of Investments.

10	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Building Products (continued)
Masco Corp.	228,029	$11,337,602
		20,738,497
Commercial Services & Supplies (0.46%)
Waste Connections, Inc.	54,389	7,563,878

Electrical Equipment (0.51%)
Eaton Corp. PLC	49,426	8,468,651

Industrial Conglomerates (1.44%)
General Electric Co.	171,032	16,350,659
Honeywell International, Inc.	39,000	7,453,680
		23,804,339
Machinery (2.54%)
Oshkosh Corp.	58,000	4,824,440
PACCAR, Inc.	134,420	9,839,544
Parker-Hannifin Corp.	29,900	10,049,689
Wabtec Corp.	92,513	9,349,364
Xylem, Inc.	75,500	7,904,850
		41,967,887
Professional Services (0.33%)
TransUnion	86,400	5,368,896

Trading Companies & Distributors (0.84%)
Ferguson PLC	103,790	13,881,912

INFORMATION TECHNOLOGY (18.93%)
Electronic Equipment & Instruments (0.29%)
TE Connectivity Ltd.	36,977	4,849,534

Electronic Equipment, Instruments & Components (0.78%)
CDW Corp.	65,742	12,812,458

IT Services (1.30%)
Amdocs, Ltd.	67,795	6,510,354
Cognizant Technology Solutions Corp., Class A	183,958	11,208,561
Snowflake, Inc., Class A(a)	24,016	3,705,428
		21,424,343
Semiconductors & Semiconductor Equipment (4.25%)
ASML Holding N.V.	15,093	10,273,956
Enphase Energy, Inc.(a)	25,657	5,395,154

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2023	11

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	125,600	$10,522,768
Micron Technology, Inc.	199,535	12,039,942
NVIDIA Corp.	84,204	23,389,345
QUALCOMM, Inc.	66,400	8,471,312
		70,092,477
Software (12.31%)
Adobe, Inc.(a)	72,037	27,760,899
ANSYS, Inc.(a)	31,500	10,483,200
Autodesk, Inc.(a)	87,040	18,118,247
Crowdstrike Holdings, Inc., Class A(a)	51,759	7,104,440
Intuit, Inc.	26,958	12,018,685
Microsoft Corp.	179,221	51,669,414
Salesforce, Inc.(a)	112,302	22,435,694
SAP SE(b)	94,229	11,924,680
ServiceNow, Inc.(a)	59,700	27,743,784
Workday, Inc., Class A(a)	67,119	13,862,758
		203,121,801
MATERIALS (5.64%)
Chemicals (3.83%)
Corteva, Inc.	217,400	13,111,394
Dow, Inc.	299,505	16,418,864
Ecolab, Inc.	112,000	18,539,360
RPM International, Inc.	80,400	7,014,096
Sherwin-Williams Co.	36,371	8,175,110
		63,258,824
Construction Materials (0.54%)
Martin Marietta Materials, Inc.	25,300	8,983,018

Containers & Packaging (1.27%)
Avery Dennison Corp.	63,687	11,395,515
Ball Corp.	172,278	9,494,240
		20,889,755
REAL ESTATE (2.07%)
Residential REITs (0.30%)
Equity LifeStyle Properties, Inc.	72,445	4,863,233

Specialized REITs (1.77%)
American Tower Corp.	53,347	10,900,926
Crown Castle, Inc.	50,600	6,772,304

See Notes to Schedule of Investments.

12	www.all-starfunds.com

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialized REITs (continued)
Equinix, Inc.	16,028	$11,556,829
		29,230,059
UTILITIES (1.69%)
Electric Utilities (1.20%)
Edison International	167,315	11,810,766
Xcel Energy, Inc.	118,000	7,957,920
		19,768,686
Gas Utilities (0.49%)
Atmos Energy Corp.	72,300	8,123,628

TOTAL COMMON STOCKS
(COST OF $1,394,076,004)		1,605,958,185

SHORT TERM INVESTMENTS (3.44%)
MONEY MARKET FUND (2.64%)
State Street Institutional US Government Money Market Fund, 4.67%(d)
(COST OF $43,612,649)	43,612,649	43,612,649

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.80%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%
(COST OF $13,154,800)	13,154,800	13,154,800

TOTAL SHORT TERM INVESTMENTS
(COST OF $56,767,449)		56,767,449

TOTAL INVESTMENTS (100.77%)
(COST OF $1,450,843,453)		1,662,725,634

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.77%)		(12,773,602)

NET ASSETS (100.00%)		$1,649,952,032

NET ASSET VALUE PER SHARE
(268,131,394 SHARES OUTSTANDING)		$6.15

See Notes to Schedule of Investments.

First Quarter Report (Unaudited) | March 31, 2023	13

Liberty All-Star® Equity Fund	Schedule of Investments

March 31, 2023 (Unaudited)

(a)	Non-income producing security.

(b)	American Depositary Receipt.

(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $15,677,384.

(d)	Rate reflects seven-day effective yield on March 31, 2023.

See Notes to Schedule of Investments.

14	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2023 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value (“NAV”) per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). The Board approved changes to the Fund’s valuation policy to comply with Rule 2a-5 and designated ALPS Advisors, Inc. (the “Advisor”) as the Fund’s Valuation Designee (as defined in the rule). The Valuation Designee will be responsible for determining fair value in good faith for all Fund investments, subject to oversight by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Advisor’s Valuation Committee using fair valuation procedures established by the Valuation Designee. Examples of potentially significant events that could materially impact a Fund’s NAV include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of March 31, 2023, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

First Quarter Report (Unaudited) | March 31, 2023	15

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2023 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2023:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$15,677,384	$13,154,800	$2,591,624	$15,746,424

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

16	www.all-starfunds.com

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2023 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,605,958,185	$–	$–	$1,605,958,185
Short Term Investments	56,767,449	–	–	56,767,449
Total	$1,662,725,634	$–	$–	$1,662,725,634

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value during the period.

First Quarter Report (Unaudited) | March 31, 2023	17

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

March 31, 2023 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

18	www.all-starfunds.com

Liberty All-Star® Equity Fund	Description of Lipper Benchmark and Market Indices

March 31, 2023 (Unaudited)

Dow Jones Industrial Average

A price-weighted measure of 30 U.S. blue-chip companies.

Lipper Large-Cap Core Mutual Fund Average

The average of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. domestic equity large-cap floor. These funds typically have average characteristics compared to the S&P
500® Index.

NASDAQ Composite Index

Measures all NASDAQ domestic and international based common type stocks listed on the NASDAQ Stock Market.

Russell 3000® Growth Index

Measures the performance of those Russell 3000® companies with lower book-to-price ratios and higher growth values. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 96% of the investable U.S. equity market.

Russell 3000® Value Index

Measures the performance of those Russell 3000® companies with higher book-to-price ratios and lower growth values.

S&P 500® Index

A large-cap U.S. equities index that includes 500 leading companies and represents approximately 80% of the total domestic U.S. equity market capitalization.

An investor cannot invest directly in an index.

First Quarter Report (Unaudited) | March 31, 2023	19